Condensed Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net income (loss)	$ (41,683)	$ (5,905)
Other comprehensive income (loss):
Net foreign currency translation gain (loss)	(141)	(673)
Other comprehensive income (loss), net of tax	(141)	(673)
Comprehensive Income (loss)	$ (41,824)	$ (6,578)